Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Common stocks: 93.18%
Brazil: 2.39%
Ambev SA (Consumer staples, Beverages)	76,200	$ 217,681
Atacadao Distribuicao Comercio e Industria Limitada (Consumer staples, Food & staples retailing)	30,100	82,079
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	138,200	273,113
Banco BTG Pactual SA (Financials, Capital markets)	39,900	148,618
Banco do Brasil SA (Financials, Banks)	26,500	150,086
Banco Santander Brasil SA (Financials, Banks)	46,800	274,381
BB Seguridade Participacoes SA (Financials, Insurance)	96,400	358,037
Braskem SA Class A (Materials, Chemicals) †	30,200	268,863
BRF SA (Consumer staples, Food products) †	23,700	83,260
Cia Siderurgica Nacional SA (Materials, Metals & mining)	9,200	35,610
CPFL Energia SA (Utilities, Electric utilities)	24,000	112,703
Engie Brasil Energia SA (Utilities, Energy equipment & services)	5,100	34,953
Equatorial Energia SA (Utilities, Electric utilities)	21,300	85,513
Hypermarcas SA (Health care, Pharmaceuticals)	2,700	13,025
JBS SA (Consumer staples, Food products)	70,900	449,600
Klabin SA (Materials, Containers & packaging)	15,200	64,538
Localiza Rent A Car SA (Industrials, Road & rail)	21,460	195,100
Lojas Renner SA (Consumer discretionary, Multiline retail)	880	4,453
Petróleo Brasileiro SA (Consumer discretionary, Specialty retail)	23,700	127,061
Raia Drogasil SA (Consumer staples, Food & staples retailing)	24,700	98,328
Telefonica Brasil SA (Communication services, Diversified telecommunication services)	24,255	216,972
TIM SA (Communication services, Wireless telecommunication services)	55,600	136,482
Totvs SA (Information technology, Software)	33,900	191,092
Ultrapar Participacoes SA (Energy, Oil, gas & consumable fuels)	2,800	7,187
Vibra Energia SA (Consumer discretionary, Distributors)	111,600	431,960
WEG SA (Industrials, Electrical equipment)	7,066	40,509
		4,101,204
Chile: 0.46%
Banco de Chile (Financials, Banks)	558,490	53,989
Banco de Credito e Inversiones (Financials, Banks)	16	541
Banco Santander Chile SA (Financials, Banks)	1,829,171	81,639
Cencosud SA (Consumer staples, Food & staples retailing)	177,811	283,681
Cencosud Shopping SA (Real estate, Real estate management & development)	152,878	162,084
Compania Cervecerias Unidas SA (Consumer staples, Beverages)	21,218	168,165
Enel Americas SA (Utilities, Electric utilities)	126,231	16,265
S.A.C.I. Falabella (Consumer discretionary, Multiline retail)	4,718	14,598
		780,962
China: 30.17%
360 DigiTech Incorporated ADR Class A (Financials, Consumer finance) †	522	12,152
3SBio Incorporated (Health care, Biotechnology) 144A†	327,500	280,126
Agile Property Holdings Limited (Real estate, Real estate management & development)	206,000	135,491
Agricultural Bank of China Limited Class H (Financials, Banks)	263,000	86,862
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
China: (continued)
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	37,364	$ 4,765,031
Aluminum Corporation of China Limited Class H (Materials, Metals & mining) †	623,334	304,307
Aluminum Corporation of China Limited Class H (Materials, Metals & mining) †	129,500	105,942
Anhui Conch Cement Company Limited Class H (Materials, Construction materials)	33,000	150,243
Anhui Gujing Distillery Company Class B (Consumer staples, Beverages)	9,513	131,284
ANTA Sports Products Limited (Consumer discretionary, Textiles, apparel & luxury goods)	12,600	201,206
Apeloa Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	47,300	306,536
AviChina Industry & Technology Company Limited Class H (Industrials, Aerospace & defense)	558,000	367,008
Baidu Incorporated ADR (Communication services, Interactive media & services) †	6,477	970,514
Bank of China Limited Class H (Financials, Banks)	2,424,000	841,700
Bank of Communications Company Limited Class H (Financials, Banks)	617,000	359,243
Baoshan Iron & Steel Company Limited Class A (Materials, Metals & mining)	21,400	21,737
Baozun Incorporated ADR (Consumer discretionary, Internet & direct marketing retail) †	1,312	18,092
Beijing E-Hualu Information Technology Company Limited Class A (Information technology, IT services) †	21,000	109,349
Beijing Enlight Media Company Limited Class A (Communication services, Media)	46,300	73,863
Beijing Kunlun Tech Company Limited Class A (Communication services, Interactive media & services)	23,000	76,356
Beijing Roborock Technology Company Limited Class A (Consumer discretionary, Household durables)	290	36,956
Beijing Shiji Information Technology Company Limited Class A (Information technology, Software)	3,500	15,589
Beijing Tiantan Biological Products Corporation Limited Class A (Health care, Biotechnology)	24,900	117,286
Beijing Wantai Biological Pharmacy Enterprise Company Limited Class A (Health care, Biotechnology)	9,300	365,828
Beijing Yuanliu Hongyuan Electronic Technology Company Class A (Information technology, Electronic equipment, instruments & components)	2,407	70,125
Burning Rock Biotech Limited ADR (Health care, Biotechnology) †	970	14,996
BYD Company Limited Class A (Consumer discretionary, Automobiles)	1,200	57,488
BYD Company Limited Class H (Consumer discretionary, Automobiles)	15,000	590,004
By-Health Company Limited (Health care, Biotechnology)	27,600	102,239
C&S Paper Company Limited Class A (Consumer staples, Household products)	11,500	30,007
CGN Power Company Limited H Shares (Utilities, Independent power & renewable electricity producers) 144A	1,085,000	296,701
China Aoyuan Group Limited (Real estate, Real estate management & development)	27,000	7,548
See accompanying notes to portfolio of investments

2  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
China: (continued)
China Baoan Group Company Limited Class A (Real estate, Real estate management & development)	36,700	$ 101,375
China Bohai Bank Company Limited Class H (Financials, Banks)	135,000	40,164
China Cinda Asset Management Company Limited Class H (Financials, Capital markets)	706,000	112,808
China CITIC Bank Class H (Financials, Banks)	1,085,000	465,686
China Communications Services Corporation Limited H Shares (Industrials, Construction & engineering)	294,000	139,961
China Construction Bank Class A (Financials, Banks)	13,300	11,994
China Construction Bank Class H (Financials, Banks)	1,602,000	1,043,873
China East Education Holdings Limited (Consumer discretionary, Diversified consumer services) 144A	5,000	5,225
China Everbright Bank Company Limited H Shares (Financials, Banks)	30,000	10,286
China Feihe Limited (Consumer staples, Food products) 144A	50,000	66,886
China Galaxy Securities Company Limited Class H (Financials, Capital markets)	484,000	266,765
China Hongqiao Group Limited (Materials, Metals & mining)	287,500	278,306
China International Capital Corporation Limited Class H (Financials, Capital markets) 144A	29,200	70,639
China Life Insurance Company Limited Class H (Financials, Insurance)	82,000	134,862
China Longyuan Power Group Corporation Class H (Utilities, Independent power & renewable electricity producers)	193,000	394,505
China Medical System Holding Limited (Health care, Pharmaceuticals)	228,000	373,417
China MeiDong Auto Holdings Limited (Consumer discretionary, Specialty retail)	6,000	29,009
China Merchants Bank Company Limited Class A (Financials, Banks)	16,100	124,919
China Merchants Bank Company Limited Class H (Financials, Banks)	104,500	809,555
China Molybdenum Company Limited Class H (Materials, Metals & mining)	372,000	228,217
China National Building Material Company Limited Class H (Materials, Construction materials)	186,000	199,823
China Oilfield Services Limited H Shares (Energy, Energy equipment & services)	38,000	29,922
China Petroleum & Chemical Corporation Class H (Energy, Oil, gas & consumable fuels)	1,018,000	443,756
China Railway Group Limited H Shares (Industrials, Construction & engineering)	515,000	244,839
China Resources Cement Holdings Limited (Materials, Construction materials)	6,000	4,367
China Resources Land Limited (Real estate, Real estate management & development)	26,000	108,621
China Resources Sanjiu Medical & Pharmaceutical Company Limited Class A (Utilities, Electric utilities)	20,900	80,082
China Shenhua Energy Company Limited Class H (Energy, Oil, gas & consumable fuels)	185,000	383,289
China Southern Airlines Company Class H (Industrials, Airlines) †	36,000	19,880
China Yuhua Education Corporation Limited (Consumer discretionary, Diversified consumer services) 144A	632,000	302,303
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
China: (continued)
Chinasoft International Limited (Information technology, IT services)	212,000	$ 352,487
Chongqing Rural Commercial Bank Class H (Financials, Banks)	309,000	105,430
Chongqing Zhifei Biological Products Company Limited (Health care, Biotechnology)	5,100	102,991
CIFI Holdings Group Company Limited (Real estate, Real estate management & development)	48,000	26,161
COSCO Shipping Holdings Company Limited Class H (Industrials, Transportation infrastructure) †	225,175	383,772
Country Garden Holdings Company Limited (Real estate, Real estate management & development)	122,000	107,521
Da An Gene Company Limited of Sun Yat-Sen University Class A (Health care, Health care equipment & supplies)	46,340	154,487
Dali Foods Group Company Limited (Consumer staples, Food products) 144A	115,000	60,464
DAQO New Energy Corporation ADR (Information technology, Semiconductors & semiconductor equipment) †	1,961	112,444
Dongfeng Motor Group Company Limited Class H (Consumer discretionary, Automobiles)	434,000	402,895
Ecovacs Robotics Company Limited (Consumer discretionary, Household durables)	4,500	116,584
ENN Energy Holdings Limited (Utilities, Gas utilities)	17,000	318,294
Fangda Carbon New Material Company Limited Class A (Information technology, Electronic equipment, instruments & components)	1,600	3,030
Flat Grass Group Company Limited Class H (Information technology, Semiconductors & semiconductor equipment)	46,000	200,610
Founder Securities Company Limited (Financials, Diversified financial services)	26,500	32,159
Fuyao Glass Industry Group Company Limited Class H (Consumer discretionary, Auto components)	36,400	199,770
G-bits Network Technology (Xiamen) Company Limited Class A (Information technology, Software)	1,500	88,787
Geely Automobile Holdings Limited (Consumer discretionary, Automobiles)	130,000	383,944
GF Securities Company Limited Class A (Financials, Capital markets)	10,700	39,108
GF Securities Company Limited Class H (Financials, Capital markets)	120,400	209,765
Great Wall Motor Company Limited Class A (Consumer discretionary, Automobiles)	5,600	52,540
Great Wall Motor Company Limited Class H (Consumer discretionary, Automobiles)	98,500	409,280
Guangzhou Automobile Group Company Limited Class H (Consumer discretionary, Automobiles)	368,400	375,748
Guangzhou Baiyunshan Pharmaceutical Holdings Company Limited Class A (Health care, Pharmaceuticals)	18,000	82,955
Guangzhou R&F Properties Company Limited Class H (Real estate, Real estate management & development)	36,800	19,918
Guangzhou Tinci Materials Technology Company Limited (Materials, Chemicals)	7,080	149,984
Haier Smart Home Company Limited Class A (Consumer discretionary, Household durables)	2,400	10,221
Haier Smart Home Company Limited Class H (Consumer discretionary, Household durables)	37,000	138,069
See accompanying notes to portfolio of investments

4  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
China: (continued)
Haitong Securities Company Limited Class H (Financials, Capital markets)	177,600	$ 149,115
Hangzhou First Applied Material Company Limited (Industrials, Building products)	5,800	110,659
Hangzhou Great Star Industrial Company Limited Class A (Consumer discretionary, Household durables) †	7,200	36,299
Hangzhou Oxygen Plant Group Company Limited Class A (Industrials, Machinery)	18,600	75,903
Hangzhou Silan Microelectronics Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	4,800	46,733
Hengan International Group Company Limited (Consumer staples, Personal products)	2,000	9,659
Hongfa Technology Company Limited Class A (Industrials, Machinery)	2,800	31,902
Hopson Development Holdings Limited (Real estate, Real estate management & development)	64,350	155,708
Huadong Medicine Company Limited (Health care, Pharmaceuticals)	11,500	61,275
Huaneng Power International Incorporated Class H (Utilities, Independent power & renewable electricity producers)	413,334	184,519
Hundsun Technologies Incorporated Class A (Information technology, Software)	5,900	54,281
Huya Incorporated ADR (Communication services, Entertainment) †	14,412	124,087
iFLYTEK Company Limited Class A (Information technology, IT services)	23,800	201,407
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	1,441,000	761,472
Industrial Securities Company (Industrials, Professional services)	19,400	26,032
Intco Medical Technology Company Limited Class A (Health care, Health care equipment & supplies)	12,750	130,659
IQIYI Incorporated ADR (Communication services, Entertainment) †	2,269	14,159
Jason Furniture Hangzhou Company (Consumer discretionary, Household durables)	1,200	12,576
JD.com Incorporated ADR (Consumer discretionary, Internet & direct marketing retail) †	17,645	1,484,121
Jiangsu Express Company Limited Class H (Industrials, Transportation infrastructure)	336,000	326,744
Jiangxi Copper Company Limited Class H (Materials, Metals & mining)	167,000	268,367
Jilin Aodong Pharmaceutical Group Company Limited Class A (Health care, Pharmaceuticals)	18,600	47,897
Jiugui Liquor Company Limited Class A (Consumer staples, Beverages)	600	21,117
Joinn Laboratories China Company Limited Class A (Health care, Health care technology)	2,800	61,496
Kaisa Group Holdings Limited (Real estate, Real estate management & development)	903,571	123,233
Kunlun Energy Company Limited (Utilities, Gas utilities)	234,000	220,074
Kweichow Moutai Company Limited Class A (Consumer staples, Beverages)	700	212,149
Lenovo Group Limited (Information technology, Technology hardware, storage & peripherals)	372,000	380,931
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  5

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
China: (continued)
Li Ning Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	40,000	$ 452,424
Logan Property Holdings Company Limited (Real estate, Real estate management & development)	26,000	25,106
Luxi Chemical Group Company Limited Class A (Materials, Chemicals)	55,800	135,460
Meituan Dianping (Consumer discretionary, Internet & direct marketing retail) †	77,100	2,343,400
Nari Technology Company Limited (Industrials, Electrical equipment)	3,480	22,595
National Silicon Industry Group Company Limited Class A (Information technology, Semiconductors & semiconductor equipment) †	15,535	72,120
NetEase Incorporated ADR (Communication services, Entertainment)	6,186	666,418
Nine Dragons Paper Holdings Limited (Materials, Paper & forest products)	96,000	107,082
NIO Incorporated ADR Class A (Consumer discretionary, Automobiles) †	10,119	395,956
Northeast Securities Company Limited Class A (Financials, Diversified financial services)	17,100	23,539
Oppein Home Group Incorporated Class A (Consumer discretionary, Household durables)	1,400	26,563
Pangang Group Vanadium Titanium and Resources Company Limited Class A (Materials, Metals & mining) †	231,300	137,031
People's Insurance Company Group of China Limited Class H (Financials, Insurance)	1,434,000	418,996
PetroChina Company Limited Class H (Energy, Oil, gas & consumable fuels)	846,000	366,325
Pharmaron Beijing Company Limited Class H (Health care, Life sciences tools & services) 144A	4,700	96,967
Pharmaron Beijing Company Limited Class H (Health care, Biotechnology)	1,800	51,321
PICC Property & Casualty Company Limited Class H (Financials, Insurance)	492,000	420,631
Pinduoduo Incorporated ADR (Consumer discretionary, Internet & direct marketing retail) †	5,368	356,972
Ping An Insurance Group Company Class H (Financials, Insurance)	67,500	467,926
Postal Savings Bank of China Company Limited Class H (Financials, Banks) 144A	594,000	402,399
Powerlong Real Estate Holdings Limited (Real estate, Real estate management & development)	249,000	149,991
Sailun Group Company Limited Class A (Consumer discretionary, Auto components)	43,700	95,987
Sangfor Technologies Incorporated Class A (Information technology, IT services)	2,300	71,363
Sany Heavy Equipment International Holdings Company Limited (Industrials, Machinery)	174,000	180,643
Seazen Group Limited (Real estate, Real estate management & development)	184,000	131,956
Shandong Hualu-Hengsheng Chemical Company Limited Class A (Materials, Chemicals)	28,389	131,532
Shandong Weigao Group Medical Polymer Company Limited Class H (Health care, Health care equipment & supplies)	4,000	5,628
Shanghai Baosight Software Company Limited Class A (Information technology, IT services)	17,310	180,109
See accompanying notes to portfolio of investments

6  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
China: (continued)
Shanghai Fosun Pharmaceutical Company Limited Class H (Health care, Pharmaceuticals)	25,500	$ 131,759
Shanghai International Port (Group) Company Limited Class A (Industrials, Transportation infrastructure)	147,700	111,085
Shanghai Jahwa United Company (Consumer staples, Personal products)	2,000	13,155
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real estate, Real estate management & development)	266,454	241,407
Shanghai Pharmaceuticals Holding Company Limited Class A (Health care, Health care providers & services)	10,600	30,627
Shanghai Pharmaceuticals Holding Company Limited Class H (Health care, Health care providers & services)	128,034	233,447
Shanxi Coking Coal Energy Group Company Limited (Energy, Oil, gas & consumable fuels)	56,100	70,267
Shanxi Taigang Stainless Steel Company Limited (Materials, Metals & mining)	192,800	215,117
Sichuan Swellfun Company Limited Class A (Consumer staples, Beverages)	4,700	95,417
Sinopec Shanghai Petrochemical Company Limited Class A (Materials, Chemicals)	212,100	152,917
Sinopharm Group Company Limited Class H (Health care, Health care providers & services)	168,800	366,842
Sinotrans Limited Class A (Industrials, Air freight & logistics)	341,500	235,776
Sunac China Holdings Limited (Real estate, Real estate management & development)	37,000	66,353
Sungrow Power Supply Company Limited (Energy, Energy equipment & services)	4,100	103,885
Sunny Optical Technology Group Company Limited (Information technology, Electronic equipment, instruments & components)	17,500	527,114
Suzhou Maxwell Technologies Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	900	99,206
Tebian Electric Apparatus Stock Company Limited Class A (Industrials, Electrical equipment)	6,500	23,352
Tencent Holdings Limited (Communication services, Interactive media & services)	119,800	6,986,623
The Hello Group Incorporated ADR (Communication services, Interactive media & services)	28,379	328,345
Thunder Software Technology Company Limited Class A (Industrials, Commercial services & supplies)	4,200	103,184
Tingyi Holding Corporation (Consumer staples, Food products)	74,000	142,962
Tongcheng-Elong Holdings Limited (Communication services, Interactive media & services) †	76,000	156,512
Tonghua Dongbao Pharmaceuticl Company (Health care, Pharmaceuticals)	8,400	14,564
Tongkun Group Company Limited (Consumer discretionary, Specialty retail)	10,300	31,921
Tongling Nonferrous Metals Group Company Limited Class A (Materials, Metals & mining)	23,600	12,714
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	33,000	38,372
TravelSky Technology Limited Class H (Information technology, IT services)	20,000	33,034
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  7

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
China: (continued)
Trip.com Group Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	5,466	$ 150,315
Tsingtao Brewery Company Limited Class H (Consumer staples, Beverages)	6,000	48,500
Unigroup Guoxin Microelectronics Company Limited Class A (Information technology, Electronic equipment, instruments & components)	1,000	36,143
Uni-President China Holdings Limited (Consumer staples, Food products)	254,000	249,199
Vipshop Holdings Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	9,918	96,899
Walvax Biotechnology Company Limited Class A (Health care, Biotechnology)	16,500	177,705
Want Want China Holdings Limited (Consumer staples, Food products)	255,000	215,248
Weibo Corporation ADR (Communication services, Interactive media & services) †	2,405	95,743
Weichai Power Company Limited Class H (Industrials, Machinery)	41,000	72,716
Winning Health Technology Group Company Limited Class A (Information technology, IT services)	55,300	136,561
WuXi AppTec Company Limited (Health care, Life sciences tools & services) 144A	3,236	71,694
Wuxi Biologics (Cayman) Incorporated (Health care, Life sciences tools & services) 144A†	55,000	741,938
Wuxi Shangji Automation Company Limited Class A (Industrials, Machinery)	1,100	38,439
Xiamen Tungsten Company Limited Class A (Materials, Metals & mining)	5,600	22,920
Xiaomi Corporation Class B (Information technology, Technology hardware, storage & peripherals) 144A†	217,400	540,772
Xinjiang Goldwind Science & Technology Company Limited (Industrials, Electrical equipment)	90,200	197,695
Xinyi Solar Holdings Limited (Information technology, Semiconductors & semiconductor equipment)	333	612
Yanzhou Coal Mining Company Limited Class A (Energy, Oil, gas & consumable fuels)	7,700	27,633
Yanzhou Coal Mining Company Limited Class H (Energy, Oil, gas & consumable fuels)	272,000	425,871
Yealink Network Technology (Information technology, Communications equipment)	6,300	76,712
Yihai Kerry Arawana Holdings Company Limited (Industrials, Food products)	11,100	107,181
Yonyou Network Technology Company Limited Class A (Information technology, Software)	15,000	76,614
Youngor Group Company Limited (Consumer discretionary, Specialty retail)	54,500	56,034
Yum China Holdings Incorporated (Consumer discretionary, Hotels, restaurants & leisure)	6,405	320,891
Yunnan Aluminium Company Limited Class A (Materials, Metals & mining) †	10,600	17,800
Zhangzhou Pientzehuang Pharmaceutical Company (Health care, Pharmaceuticals)	600	42,173
Zhejiang Expressway Company Limited Class H (Industrials, Transportation infrastructure)	472,000	444,883
Zhejiang Juhua Company Limited Class A (Materials, Chemicals)	39,800	82,475
See accompanying notes to portfolio of investments

8  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
China: (continued)
Zhejiang NHU Company Limited (Health care, Biotechnology)	1,480	$ 6,731
Zhongsheng Group Holdings Limited (Consumer discretionary, Specialty retail)	24,000	196,580
Zhongtai Securities Company Limited Class A (Financials, Capital markets)	118,900	193,051
Zhuzhou CSR Times Electric Company Limited Class H (Industrials, Electrical equipment)	11,000	72,204
Zhuzhou Kibing Group Company Limited Class A (Materials, Containers & packaging)	70,500	176,341
Zijin Mining Group Company Limited Class H (Materials, Metals & mining)	142,000	188,427
Zoomlion Heavy Industry Science and Technology Company Limited Class H (Industrials, Machinery)	16,200	10,613
ZTE Corporation Class H (Information technology, Communications equipment)	116,000	314,706
		51,751,551
Colombia: 0.13%
Bancolombia SA (Financials, Banks)	13,108	106,209
Ecopetrol SA (Energy, Oil, gas & consumable fuels)	47,503	30,916
Grupo de Inversiones Suramericana SA (Industrials, Professional services)	6,613	41,631
Interconexion Electrica SA (Industrials, Electric utilities)	6,866	38,326
		217,082
Cyprus: 0.16%
Ozon Holdings plc (Consumer discretionary, Internet & direct marketing retail) †	828	33,552
TCS Group Holding plc (Financials, Banks)	2,546	243,184
		276,736
Czech Republic: 0.10%
CEZ AS (Utilities, Electric utilities)	1,608	52,459
Komercni Banka AS (Financials, Banks)	2,328	88,909
Moneta Money Bank (Financials, Banks) 144A†	7,695	32,784
		174,152
Egypt: 0.02%
Commercial International Bank ADR (Financials, Banks) †	10,304	30,912
Greece: 0.34%
Alpha Bank AE (Financials, Banks) †	16,588	19,366
Eurobank Ergasias SA (Financials, Banks) †	26,421	26,149
FF Group (Consumer discretionary, Specialty retail) ♦†	3,820	0
Hellenic Telecommunications Organization SA (Communication services, Diversified telecommunication services)	16,700	288,514
OPAP SA (Consumer discretionary, Hotels, restaurants & leisure)	17,977	249,410
		583,439
Hong Kong: 3.62%
Beijing Enterprises Holdings Limited (Utilities, Gas utilities)	3,500	11,809
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  9

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Hong Kong: (continued)
Bosideng International Holdings Limited (Consumer discretionary, Textiles, apparel & luxury goods)	94,000	$ 66,150
Brilliance China Automotive Holdings Limited (Consumer discretionary, Automobiles) ♦‡†	100,000	93,614
BYD Electronic International Company Limited (Information technology, Communications equipment)	14,000	51,794
China Everbright International Limited (Industrials, Commercial services & supplies)	114,000	75,403
China Everbright Limited (Financials, Capital markets)	272,000	291,539
China Mengniu Dairy Company Limited (Consumer staples, Food products)	62,334	349,357
China Merchants Port Holdings Company Limited (Industrials, Transportation infrastructure)	226,000	347,768
China Overseas Land & Investment Limited (Real estate, Real estate management & development)	69,000	158,628
China Overseas Property Holding Limited (Real estate, Real estate management & development)	85,000	79,465
China Power International Development Limited (Utilities, Independent power & renewable electricity producers)	29,000	14,756
China Resources Beer Holdings Company Limited (Consumer staples, Beverages)	14,000	114,837
China Resources Pharmaceutical Group Limited (Health care, Pharmaceuticals)	747,500	325,063
China Resources Power Holdings Company (Utilities, Independent power & renewable electricity producers)	78,000	201,954
China Taiping Insurance Holdings Company Limited (Financials, Insurance)	36,200	50,358
China Traditional Chinese Medicine Holdings Company Limited (Health care, Pharmaceuticals)	674,000	324,986
CITIC Pacific Limited (Industrials, Industrial conglomerates)	283,000	254,920
COSCO Shipping Ports Limited (Industrials, Transportation infrastructure)	390,000	306,486
CSPC Pharmaceutical Group Limited (Health care, Pharmaceuticals)	266,000	275,778
Far East Horizon Limited (Financials, Diversified financial services)	211,000	183,184
Fosun International (Industrials, Industrial conglomerates)	65,000	70,936
Haitian International Holdings Limited (Industrials, Machinery)	87,000	240,316
Kingboard Chemicals Holdings Limited (Information technology, Electronic equipment, instruments & components)	124,500	624,976
Kingboard Laminates Holdings Limited (Information technology, Electronic equipment, instruments & components)	307,500	539,169
Lee & Man Paper Manufacturing Limited (Materials, Paper & forest products)	300,000	205,905
MMG Limited (Materials, Metals & mining) †	312,000	112,999
Shenzhen Investment Limited (Real estate, Real estate management & development)	888,666	201,249
Shenzhou International Group Holdings Limited (Consumer discretionary, Textiles, apparel & luxury goods)	3,400	63,845
Sino Biopharmaceutical Limited (Health care, Pharmaceuticals)	160,000	116,967
Sinotruk Hong Kong Limited (Industrials, Machinery)	14,500	21,458
SSY Group Limited (Health care, Pharmaceuticals)	36,000	18,008
See accompanying notes to portfolio of investments

10  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Hong Kong: (continued)
Sun Art Retail Group Limited (Consumer staples, Food & staples retailing)	40,000	$ 16,176
Vinda International Holdings Limited (Consumer staples, Household products)	42,000	113,645
Wharf Holdings Limited (Real estate, Real estate management & development)	54,000	188,702
Yuexiu Property Company Limited (Real estate, Real estate management & development)	103,400	96,518
		6,208,718
Hungary: 0.55%
MOL Hungarian Oil & Gas plc (Energy, Oil, gas & consumable fuels)	14,757	110,902
OTP Bank plc (Financials, Banks) †	6,931	382,704
Richter Gedeon (Health care, Pharmaceuticals)	16,889	449,478
		943,084
India: 11.43%
ACC Limited (Materials, Construction materials)	6,708	203,682
Adani Enterprises Limited (Industrials, Trading companies & distributors)	7,134	157,601
Adani Ports & Special Economic Zone Limited (Industrials, Transportation infrastructure)	9,840	89,554
Ambuja Cements Limited (Materials, Construction materials)	41,659	207,557
Apollo Hospitals Enterprise Limited (Health care, Health care providers & services)	5,504	416,089
Asian Paints Limited (Materials, Chemicals)	3,386	141,692
Aurobindo Pharma Limited (Health care, Pharmaceuticals)	14,806	129,990
Avenue Supermarts Limited (Consumer staples, Food & staples retailing) †	1,033	64,689
Axis Bank Limited (Financials, Banks) †	59,015	513,942
Bajaj Auto Limited (Consumer discretionary, Automobiles)	1,661	71,702
Bajaj Finance Limited (Financials, Consumer finance)	3,933	366,350
Bajaj Finserv Limited (Financials, Diversified financial services)	370	84,898
Balkrishna Industries Limited (Consumer discretionary, Auto components)	775	22,420
Bharat Electronics Limited (Industrials, Aerospace & defense)	41,758	113,237
Bharat Forge Limited (Consumer discretionary, Auto components)	2,560	23,635
Bharat Petroleum Corporation Limited (Energy, Oil, gas & consumable fuels)	40,666	200,033
Bharti Airtel Limited (Communication services, Wireless telecommunication services) †	23,065	223,523
Britannia Industries Limited (Consumer staples, Food products)	1,941	91,645
Cholamandalam Investment & Finance Company Limited (Financials, Consumer finance)	3,712	27,166
Cipla India Limited (Health care, Pharmaceuticals)	17,450	225,431
Coal India Limited (Materials, Metals & mining)	20,673	41,777
Colgate-Palmolive Company India Limited (Consumer staples, Personal products)	8,899	169,769
Container Corporation of India Limited (Industrials, Transportation infrastructure)	34,312	282,940
Dabur India Limited (Consumer staples, Personal products)	6,341	50,197
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  11

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
India: (continued)
Divi's Laboratories Limited (Health care, Life sciences tools & services)	4,416	$ 286,911
DLF Limited (Real estate, Real estate management & development)	14,746	73,449
Gail India Limited (Utilities, Gas utilities)	39,842	68,803
Godrej Consumer Products Limited (Consumer staples, Personal products) †	10,408	127,628
Grasim Industries Limited (Industrials, Industrial conglomerates)	4,513	99,939
Havells India Limited (Industrials, Electrical equipment)	2,309	41,683
HCL Technologies Limited (Information technology, IT services)	33,468	506,918
HDFC Asset Management Company Limited (Financials, Capital markets) 144A	4,541	151,717
HDFC Life Insurance Company Limited (Financials, Insurance)	3,037	27,520
Hindalco Industries Limited (Materials, Metals & mining)	22,953	125,942
Hindustan Petroleum Corporation Limited (Energy, Oil, gas & consumable fuels)	81,657	320,844
Hindustan Unilever Limited (Consumer staples, Household products)	6,105	188,378
Housing Development Finance Corporation Limited (Financials, Thrifts & mortgage finance)	35,312	1,256,857
ICICI Bank Limited (Financials, Banks)	118,847	1,123,397
ICICI Lombard General Insurance Company Limited (Financials, Insurance) 144A	1,929	36,864
Indian Oil Corporation Limited (Energy, Oil, gas & consumable fuels)	162,851	256,935
Info Edge India Limited (Communication services, Interactive media & services)	2,350	181,556
Infosys Limited (Information technology, IT services)	80,771	1,837,217
Ipca Laboratories Limited (Health care, Pharmaceuticals)	3,470	96,847
ITC Limited (Consumer staples, Tobacco)	97,065	285,206
JSW Steel Limited (Materials, Metals & mining)	16,408	132,328
Jubilant Foodworks Limited (Consumer discretionary, Hotels, restaurants & leisure)	4,090	199,140
Kotak Mahindra Bank Limited (Financials, Banks)	6,543	170,889
Larsen & Toubro Infotech Limited (Information technology, IT services) 144A	3,839	347,226
Larsen & Toubro Limited (Industrials, Construction & engineering)	2,893	68,013
Lupin Limited (Health care, Pharmaceuticals)	11,027	129,724
Mahindra & Mahindra Limited (Consumer discretionary, Automobiles)	12,096	134,435
Marico Limited (Consumer staples, Personal products)	35,606	255,185
Maruti Suzuki India Limited (Consumer discretionary, Automobiles)	441	41,514
Motherson Sumi Systems Limited (Consumer discretionary, Auto components)	8,117	22,656
Nestle India Limited (Consumer staples, Food products)	1,126	286,812
NTPC Limited (Utilities, Independent power & renewable electricity producers)	73,077	123,496
Oil & Natural Gas Corporation Limited (Energy, Oil, gas & consumable fuels)	85,909	161,165
Petronet LNG Limited (Energy, Oil, gas & consumable fuels)	52,109	152,428
Piramal Enterprises Limited (Financials, Diversified financial services)	1,820	58,467
See accompanying notes to portfolio of investments

12  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
India: (continued)
Power Grid Corporation of India Limited (Utilities, Electric utilities)	111,231	$ 305,794
Reliance Industries Limited (Energy, Oil, gas & consumable fuels)	42,204	1,349,434
SBI Life Insurance Company Limited (Financials, Insurance) 144A	4,261	65,849
Shriram Transport Finance Company Limited (Financials, Consumer finance)	8,609	161,301
State Bank of India (Financials, Banks)	51,013	312,074
Sun Pharmaceutical Industries Limited (Health care, Pharmaceuticals)	23,843	239,041
Tata Consultancy Services Limited (Information technology, IT services)	22,225	1,044,513
Tata Motors Limited (Industrials, Automobiles) †	33,385	203,876
Tata Steel Limited (Materials, Metals & mining)	32,174	456,524
Tata Tea Limited (Consumer staples, Food products)	3,493	36,223
Tech Mahindra Limited (Information technology, IT services)	28,343	580,506
Titan Industries Limited (Consumer discretionary, Textiles, apparel & luxury goods)	1,302	41,134
Torrent Pharmaceuticals Limited (Health care, Pharmaceuticals)	937	37,887
Ultra Tech Cement Limited (Materials, Construction materials)	2,083	205,707
United Spirits Limited (Consumer staples, Beverages) †	3,190	37,482
UPL Limited (Materials, Chemicals)	4,156	37,755
Vedanta Limited (Materials, Metals & mining)	83,160	372,437
Wipro Limited (Information technology, IT services)	70,144	591,210
Yes Bank Limited (Financials, Banks) †	1,367,196	224,734
		19,601,089
Indonesia: 1.47%
PT Adaro Energy Tbk (Energy, Oil, gas & consumable fuels)	500,800	59,671
PT Aneka Tambang Tbk (Materials, Metals & mining)	1,228,800	197,247
PT Astra International Tbk (Consumer discretionary, Automobiles)	613,800	247,500
PT Bank Central Asia Tbk (Financials, Banks)	970,600	493,189
PT Bank Mandiri Persero Tbk (Financials, Banks)	419,600	204,840
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	154,400	73,082
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,290,300	367,654
PT Charoen Pokphand Indonesia Tbk (Consumer staples, Food products)	493,000	208,558
PT Gudang Garam Tbk (Consumer staples, Tobacco)	73,500	161,199
PT Hanson International Tbk (Real estate, Real estate management & development) ♦†	10,045,000	0
PT Indocement Tunggal Prakarsa Tbk (Materials, Construction materials)	15,200	11,206
PT Kalbe Farma Tbk (Health care, Pharmaceuticals)	555,700	62,061
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	1,375,500	382,974
PT United Tractors Tbk (Energy, Oil, gas & consumable fuels)	32,300	48,046
		2,517,227
Kuwait: 0.82%
Agility Company (Industrials, Transportation infrastructure)	61,197	187,268
Kuwait Finance House (Financials, Banks)	184,975	484,036
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  13

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Kuwait: (continued)
Mobile Telecommunications Company (Communication services, Wireless telecommunication services)	157,341	$ 296,136
National Bank of Kuwait (Financials, Banks)	136,211	444,181
		1,411,621
Luxembourg: 0.24%
Adecoagro SA (Consumer staples, Food products) †	36,405	284,323
Allegro SA (Consumer discretionary, Internet & direct marketing retail) 144A†	9,957	95,432
Globant SA (Information technology, IT services) †	136	36,041
		415,796
Malaysia: 2.36%
Axiata Group Bhd (Communication services, Wireless telecommunication services)	59,000	54,636
CIMB Group Holdings Bhd (Financials, Banks)	253,400	311,353
Digi.com Bhd (Communication services, Wireless telecommunication services)	62,600	61,983
Fraser & Neave Holdings Bhd (Consumer staples, Beverages)	17,400	106,241
Genting Bhd (Consumer discretionary, Hotels, restaurants & leisure)	160,400	167,579
Genting Malaysia Bhd (Consumer discretionary, Hotels, restaurants & leisure)	91,600	60,206
Hartalega Holdings Bhd (Health care, Health care equipment & supplies)	58,000	89,379
Hong Leong Bank Bhd (Financials, Banks)	33,900	145,533
Hong Leong Financial Group Bhd (Financials, Banks)	49,867	203,527
IOI Corporation Bhd (Consumer staples, Food products)	91,900	80,223
Kossan Rubber Industries Bhd (Health care, Health care equipment & supplies)	613,600	313,247
Kuala Lumpur Kepong Bhd (Consumer staples, Food products)	14,400	71,940
Malayan Banking Bhd (Financials, Banks)	110,000	208,380
Nestle Malaysia Bhd (Consumer staples, Food products)	2,300	72,915
Petronas Chemicals Group Bhd (Materials, Chemicals)	82,700	166,912
Petronas Dagangan Bhd (Energy, Oil, gas & consumable fuels)	24,100	113,876
PPB Group Bhd (Consumer staples, Food products)	4,000	16,925
Public Bank Bhd (Financials, Banks)	424,000	396,666
RHB Bank Bhd (Financials, Banks)	192,600	241,341
Sime Darby Bhd (Industrials, Industrial conglomerates)	430,400	223,810
Sime Darby Plantation Bhd (Consumer staples, Food products)	11,000	9,623
Supermax Corporation Bhd (Health care, Health care equipment & supplies)	598,453	267,147
Telecom Malaysia Bhd (Communication services, Diversified telecommunication services)	221,000	291,886
Tenaga Nasional Bhd (Utilities, Electric utilities)	6,700	14,686
Top Glove Corporation Bhd (Health care, Health care equipment & supplies)	227,650	158,379
Westports Holdings Bhd (Industrials, Transportation infrastructure)	211,500	203,390
		4,051,783
See accompanying notes to portfolio of investments

14  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Mexico: 2.12%
America Movil SAB de CV Series L (Communication services, Wireless telecommunication services)	777,023	$ 680,178
Arca Continental SAB de CV (Consumer staples, Beverages)	28,500	173,785
Cemex SAB Series CPO (Materials, Construction materials) †	308,500	190,344
Coca-Cola Femsa SAB de CV (Consumer staples, Beverages)	53,955	264,384
Fibra Uno Administracion SAB de CV (Real estate, Equity REITs)	193,100	177,858
Fomento Economico Mexicano SAB de CV (Consumer staples, Beverages)	16,800	119,185
Gruma SAB de CV Class B (Consumer staples, Food products)	7,495	90,608
Grupo Bimbo SAB Series A (Consumer staples, Food products)	48,100	126,831
Grupo Financiero Banorte SAB de CV (Financials, Banks)	65,200	388,418
Grupo Financiero Inbursa SAB de CV (Financials, Banks) †	132,600	127,266
Grupo Mexico SAB de CV Series B (Materials, Metals & mining)	50,000	208,255
Grupo Televisa SAB de CV Series B (Communication services, Media)	49,400	91,117
Kimberly-Clark de Mexico SAB de CV Class A (Consumer staples, Household products)	107,000	168,465
Megacable Holdings CPO (Communication services, Media)	62,000	172,533
Orbia Advance Corporation SAB de CV (Materials, Chemicals)	66,400	154,926
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	158,139	497,077
		3,631,230
Netherlands: 0.19%
Yandex NV (Communication services, Interactive media & services) †	4,441	322,009
Peru: 0.10%
Credicorp Limited (Financials, Banks)	1,436	169,448
Philippines: 0.87%
Bank of the Philippine Islands (Financials, Banks)	106,760	193,099
BDO Unibank Incorporated (Financials, Banks)	97,420	239,386
Energy Development Corporation (Utilities, Independent power & renewable electricity producers) ♦†	231,800	0
Globe Telecom Incorporated (Communication services, Wireless telecommunication services)	105	6,840
GT Capital Holdings Incorporated (Industrials, Industrial conglomerates)	21,203	239,222
International Container Terminal Services Incorporated (Industrials, Transportation infrastructure)	64,290	252,515
Jollibee Foods Corporation (Consumer discretionary, Hotels, restaurants & leisure)	1,780	8,302
Metro Pacific Investments Corporation (Financials, Diversified financial services)	1,201,100	96,468
Metropolitan Bank & Trust Company (Financials, Banks)	280,477	277,511
PLDT Incorporated (Communication services, Wireless telecommunication services)	1,830	61,018
Universal Robina Corporation (Consumer staples, Food products)	47,690	125,886
		1,500,247
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  15

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Poland: 0.76%
Bank Pekao SA (Financials, Banks)	6,416	$ 185,276
Bank Zachodni WBK SA (Financials, Banks)	1,620	143,879
CD Projekt SA (Communication services, Entertainment)	807	35,909
Cyfrowy Polsat SA (Communication services, Media)	15,990	136,572
Dino Polska SA (Consumer staples, Food & staples retailing) 144A†	1,366	113,146
KGHM Polska Miedz SA (Materials, Metals & mining)	4,346	149,200
Orange Polska SA (Communication services, Diversified telecommunication services) †	85,819	178,337
Pacific Gas and Electric Company SA (Utilities, Electric utilities) †	36,364	73,354
PKO Bank Polski SA (Financials, Banks) †	1,426	15,071
Polski Koncern Naftowy Orlen SA (Energy, Oil, gas & consumable fuels)	6,086	106,267
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	19,362	168,841
		1,305,852
Russia: 2.13%
Alrosa PJSC (Materials, Metals & mining)	52,390	90,395
Gazprom PJSC (Energy, Oil, gas & consumable fuels)	143,160	640,325
Inter Rao Ues PJSC (Utilities, Electric utilities)	862,002	50,144
Lukoil PJSC (Energy, Oil, gas & consumable fuels)	8,667	762,620
Magnit PJSC (Consumer staples, Food & staples retailing)	4,693	72,349
MMC Norilsk Nickel PJSC (Materials, Metals & mining)	1,287	372,926
Mobile TeleSystems PJSC ADR (Communication services, Wireless telecommunication services)	6,364	50,976
Moscow Exchange MICEX-RTS PJSC (Financials, Capital markets)	29,075	59,801
Novolipetsk Steel PJSC (Materials, Metals & mining)	28,410	83,099
Phosagro PJSC (Materials, Chemicals)	2,911	64,217
Polyus PJSC (Materials, Metals & mining)	379	73,064
Rosneft Oil Company PJSC (Energy, Oil, gas & consumable fuels)	17,010	128,843
Sberbank of Russia PJSC (Financials, Banks)	212,850	901,356
Severstal PJSC (Materials, Metals & mining)	4,920	104,339
Tatneft PJSC (Energy, Oil, gas & consumable fuels)	28,052	179,216
VTB Bank PJSC (Financials, Banks)	17,390,000	11,191
X5 Retail Group NV (Consumer staples, Food & staples retailing)	414	11,598
		3,656,459
South Africa: 3.11%
Absa Group Limited (Financials, Banks)	28,238	237,098
African Rainbow Minerals Limited (Materials, Metals & mining)	8,988	116,417
Aspen Pharmacare Holdings Limited (Health care, Pharmaceuticals)	19,870	297,219
Bid Corporation Limited (Consumer staples, Food & staples retailing)	6,618	126,901
Capitec Bank Holdings Limited (Financials, Banks)	898	102,927
Clicks Group Limited (Health care, Specialty retail)	16,589	295,692
Exxaro Resources Limited (Energy, Oil, gas & consumable fuels)	22,319	213,030
FirstRand Limited (Financials, Diversified financial services)	37,362	130,659
Impala Platinum Holdings Limited (Materials, Metals & mining)	17,664	221,231
See accompanying notes to portfolio of investments

16  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
South Africa: (continued)
Kumba Iron Ore Limited (Materials, Metals & mining)	3,238	$ 91,671
Mr Price Group Limited (Consumer discretionary, Specialty retail)	8,583	107,389
MTN Group Limited (Communication services, Wireless telecommunication services) †	45,724	461,227
MultiChoice Group Limited (Communication services, Media)	10,461	80,906
Naspers Limited (Consumer discretionary, Internet & direct marketing retail)	2,929	452,699
Nedbank Group Limited (Financials, Banks)	28,723	298,300
Old Mutual Limited (Financials, Insurance)	167,541	127,986
Rand Merchant Investment Holdings Limited (Financials, Insurance)	25,450	66,965
Remgro Limited (Financials, Diversified financial services)	16,056	126,712
Sanlam Limited (Financials, Insurance)	5,591	19,474
Sasol Limited (Materials, Chemicals) †	15,977	262,620
Shoprite Holdings Limited (Consumer staples, Food & staples retailing)	19,294	239,170
Sibanye Stillwater Limited (Materials, Metals & mining)	54,112	168,737
SPAR Group Limited (Consumer staples, Food & staples retailing)	11,628	118,875
Standard Bank Group Limited (Financials, Banks)	19,953	162,070
The Bidvest Group Limited (Industrials, Industrial conglomerates)	2,837	32,250
Tiger Brands Limited (Consumer staples, Food products)	21,282	239,822
Vodacom Group Limited (Communication services, Wireless telecommunication services)	27,666	232,234
Woolworths Holdings Limited (Consumer discretionary, Multiline retail)	91,928	297,128
		5,327,409
South Korea: 11.66%
Amorepacific Corporation (Consumer staples, Personal products)	347	45,844
Amorepacific Group (Consumer staples, Personal products)	573	19,890
BGF Retail Company Limited (Consumer staples, Food & staples retailing)	2,030	248,012
Celltrion Healthcare Company Limited (Health care, Health care providers & services) †	1,870	127,299
Celltrion Incorporated (Health care, Pharmaceuticals) †	1,461	254,313
Cheil Worldwide Incorporated (Communication services, Media)	7,235	132,089
CJ Cheiljedang Corporation (Consumer staples, Food products)	171	50,965
CJ Corporation (Industrials, Industrial conglomerates)	2,293	154,348
CJ ENM Company Limited (Consumer discretionary, Internet & direct marketing retail)	2,967	338,435
CJ Korea Express Corporation (Industrials, Road & rail) †	1,216	126,864
Coway Company Limited (Consumer discretionary, Household durables)	1,230	70,179
Daelim Industrial Company Limited (Industrials, Construction & engineering)	1	47
Dongbu Insurance Company Limited (Financials, Insurance)	3,595	162,932
Doosan Bobcat Incorporated (Industrials, Machinery) †	6,712	204,324
Ecopro BM Company Limited (Industrials, Electrical equipment)	436	199,322
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  17

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
South Korea: (continued)
E-MART Incorporated (Consumer staples, Food & staples retailing)	389	$ 46,700
Fila Korea Limited (Consumer discretionary, Textiles, apparel & luxury goods)	3,108	91,521
Green Cross Corporation (Health care, Biotechnology)	875	160,039
GS Engineering & Construction Corporation (Industrials, Construction & engineering)	4,351	134,306
GS Holdings Corporation (Energy, Oil, gas & consumable fuels)	4,762	149,998
Hana Financial Group Incorporated (Financials, Banks)	6,454	214,513
Hankook Tire Company Limited (Consumer discretionary, Auto components)	5,146	166,849
Hanwha Chem Corporation (Materials, Chemicals) †	425	11,844
HYBE Company Limited (Communication services, Entertainment) †	285	87,270
Hyundai Engineering & Construction Company Limited (Industrials, Construction & engineering)	3,119	115,881
Hyundai Glovis Company Limited (Industrials, Air freight & logistics)	2,547	311,706
Hyundai Heavy Industries Company Limited (Industrials, Machinery)	893	39,776
Hyundai Mobis Company Limited (Consumer discretionary, Auto components)	1,052	195,247
Hyundai Motor Company Limited (Consumer discretionary, Automobiles)	1,975	324,461
Hyundai Steel Company Limited (Materials, Metals & mining)	2,303	71,682
Industrial Bank of Korea (Financials, Banks)	7,538	65,290
Kakao Corporation (Communication services, Interactive media & services)	5,957	609,460
Kangwon Land Incorporated (Consumer discretionary, Hotels, restaurants & leisure) †	1,015	18,819
KB Financial Group Incorporated (Financials, Banks)	6,682	296,967
Kia Corporation (Consumer discretionary, Automobiles)	7,158	468,486
Korea Investment Holdings Company Limited (Financials, Capital markets)	4,823	304,874
Korea Zinc Company Limited (Materials, Metals & mining)	13	5,415
Korean Air Lines Company Limited (Industrials, Airlines) †	3,679	81,762
KT&G Corporation (Consumer staples, Tobacco)	1,764	121,589
Kumho Petrochemical Company Limited (Materials, Chemicals)	1,891	245,392
LG Chem Limited (Materials, Chemicals)	730	427,628
LG Corporation (Industrials, Industrial conglomerates)	1,084	71,736
LG Display Company Limited (Information technology, Electronic equipment, instruments & components) †	13,392	223,986
LG Electronics Incorporated (Consumer discretionary, Household durables)	3,262	317,499
LG Household & Health Care Limited (Consumer staples, Personal products)	81	71,834
LG Innotek Company Limited (Information technology, Electronic equipment, instruments & components)	2,141	546,468
LG Uplus Corporation (Communication services, Diversified telecommunication services)	11,299	128,587
Lotte Chemical Corporation (Materials, Chemicals)	868	147,058
Lotte Shopping Company Limited (Consumer discretionary, Multiline retail)	1,656	116,461
Meritz Securities Company Limited (Financials, Capital markets)	86,781	364,296
See accompanying notes to portfolio of investments

18  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
South Korea: (continued)
Mirae Asset Daewoo Company Limited (Financials, Capital markets)	18,598	$ 134,014
Naver Corporation (Communication services, Interactive media & services)	2,492	795,576
NCSoft Corporation (Communication services, Entertainment)	38	21,695
NH Investment & Securities Company Limited (Financials, Capital markets)	27,437	284,890
Orion Corporation of Republic of Korea (Consumer staples, Food products)	185	15,106
Pearl Abyss Corporation (Communication services, Entertainment) †	4,076	452,384
POSCO (Materials, Metals & mining)	1,343	294,863
Samsung Electro-Mechanics Company Limited (Information technology, Electronic equipment, instruments & components)	1,410	197,451
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	96,455	5,789,828
Samsung Engineering Company Limited (Industrials, Construction & engineering) †	5,882	102,706
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	468	79,625
Samsung SDI Company Limited (Information technology, Electronic equipment, instruments & components)	777	448,952
Samsung SDS Company Limited (Information technology, Software)	1,247	149,850
Samsung Securities Company Limited (Financials, Capital markets)	4,473	166,614
Seegene Incorporated (Health care, Biotechnology)	6,568	414,644
Shinhan Financial Group Company Limited (Financials, Banks)	9,430	274,237
Shinsegae Company Limited (Consumer discretionary, Multiline retail)	153	28,028
Sillajen Incorporated (Health care, Biotechnology) ♦‡†	2,972	8,006
SK bioscience Company Limited (Health care, Biotechnology) †	1,006	237,548
SK Company Limited (Industrials, Industrial conglomerates)	39	8,493
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	10,206	975,705
SK Square Company Limited (Information technology, Semiconductors & semiconductor equipment) †	233	13,338
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	361	16,530
S-Oil Corporation (Energy, Oil, gas & consumable fuels)	1,272	85,209
Soulbrain Company Limited (Materials, Chemicals) †	1	30
Woori Financial Group Incorporated (Financials, Banks)	10,803	114,342
		19,999,927
Taiwan: 15.14%
Accton Technology Corporation (Information technology, Communications equipment)	13,000	135,029
Acer Incorporated (Information technology, Technology hardware, storage & peripherals)	60,000	59,633
Advantech Company Limited (Information technology, Technology hardware, storage & peripherals)	2,000	27,459
ASE Technology Holding Company Limited (Information technology, Semiconductors & semiconductor equipment)	157,000	572,304
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  19

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Taiwan: (continued)
Asia Cement Corporation (Materials, Construction materials)	3,500	$ 5,274
Asustek Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	16,000	202,287
AU Optronics Corporation (Industrials, Machinery)	398,000	286,712
Catcher Technology Company Limited (Information technology, Technology hardware, storage & peripherals)	2,000	11,107
Cathay Financial Holding Company (Financials, Insurance)	200,000	429,677
Chailease Holding Company Limited (Financials, Diversified financial services)	18,014	159,370
Cheng Shin Rubber Industry Company Limited (Consumer discretionary, Auto components)	58,000	69,736
China Development Financial Holding Corporation (Financials, Insurance)	338,000	198,442
China Steel Corporation (Materials, Metals & mining)	64,000	74,667
Chunghwa Telecom Company Limited (Communication services, Diversified telecommunication services)	77,000	309,775
Compal Electronic Incorporated (Information technology, Technology hardware, storage & peripherals)	240,000	199,283
CTBC Financial Holding Company Limited (Financials, Banks)	553,000	484,109
Delta Electronics Incorporated (Information technology, Electronic equipment, instruments & components)	39,000	358,524
E.SUN Financial Holding Company Limited (Financials, Banks)	1	1
Eclat Textile Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	1,667	34,704
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine)	34,000	150,592
Formosa Chemicals & Fibre Corporation (Materials, Chemicals)	66,500	185,836
Formosa Plastics Corporation (Materials, Chemicals)	62,000	227,399
Foxconn Technology Company Limited (Information technology, Electronic equipment, instruments & components)	2,000	4,672
Fubon Financial Holding Company Limited (Financials, Insurance)	227,400	596,037
Giant Manufacturing Company Limited (Consumer discretionary, Leisure products)	51,000	569,564
GlobalWafers Company Limited (Information technology, Semiconductors & semiconductor equipment)	5,000	146,436
Hon Hai Precision Industry Company Limited (Information technology, Electronic equipment, instruments & components)	281,400	1,042,702
Innolux Display Corporation (Information technology, Electronic equipment, instruments & components)	562,000	350,675
Inventec Company Limited (Information technology, Technology hardware, storage & peripherals)	127,834	118,061
Lite-On Technology Corporation (Information technology, Technology hardware, storage & peripherals)	145,000	313,494
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	28,000	1,015,018
Mega Financial Holding Company Limited (Financials, Banks)	127,000	156,065
Micro-Star International Company Limited (Information technology, Technology hardware, storage & peripherals)	5,000	29,258
Momo.com Incorporated (Consumer discretionary, Internet & direct marketing retail)	9,000	574,918
Nan Ya Plastics Corporation (Materials, Chemicals)	99,000	293,313
See accompanying notes to portfolio of investments

20  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Taiwan: (continued)
Nan Ya Printed Circuit Board Corporation (Information technology, Electronic equipment, instruments & components)	10,000	$ 223,377
Nanya Technology Corporation (Information technology, Semiconductors & semiconductor equipment)	7,000	18,605
Novatek Microelectronics Corporation Limited (Information technology, Semiconductors & semiconductor equipment)	28,000	466,238
Pegatron Corporation (Information technology, Technology hardware, storage & peripherals)	43,000	102,762
Pharmally International Holding Company Limited (Health care, Pharmaceuticals) ♦†	2,064	0
Phison Electronics Corporation (Information technology, Semiconductors & semiconductor equipment)	23,000	341,382
Pou Chen Corporation (Consumer discretionary, Textiles, apparel & luxury goods)	27,000	31,024
Powertech Technology Incorporated (Information technology, Semiconductors & semiconductor equipment)	125,000	444,139
President Chain Store Corporation (Consumer staples, Food & staples retailing)	9,000	87,091
Quanta Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	44,000	135,560
Realtek Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	13,000	257,908
Shin Kong Financial Holding Company Limited (Financials, Insurance)	34,000	12,879
Silergy Corporation (Information technology, Semiconductors & semiconductor equipment)	1,000	169,019
Sinopac Financial Holdings Company Limited (Financials, Banks)	346,400	190,060
Synnex Technology International Corporation (Information technology, Electronic equipment, instruments & components)	199,000	416,486
Taishin Financial Holdings Company Limited (Financials, Banks)	311,165	207,778
Taiwan Cement Corporation (Materials, Construction materials)	12,843	21,201
Taiwan Mobile Company Limited (Communication services, Wireless telecommunication services)	10,000	34,867
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	513,000	10,910,817
The Shanghai Commercial & Savings Bank Limited (Financials, Banks)	39,000	64,876
Unimicron Technology Corporation (Information technology, Electronic equipment, instruments & components)	20,000	163,320
Uni-President Enterprises Corporation (Consumer staples, Food products)	137,000	321,250
United Microelectronics Corporation (Information technology, Semiconductors & semiconductor equipment)	303,000	693,653
Vanguard International Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	22,000	122,567
Windbond Electronics Corporation (Information technology, Semiconductors & semiconductor equipment)	100,000	114,988
Wistron Corporation (Information technology, Technology hardware, storage & peripherals)	65,000	66,782
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  21

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Taiwan: (continued)
Wiwynn Corporation (Information technology, Technology hardware, storage & peripherals)	5,000	$ 187,700
WPG Holdings Company Limited (Information technology, Electronic equipment, instruments & components)	229,440	413,588
Yang Ming Marine Transport Corporation (Industrials, Marine) †	84,000	344,934
Yuanta Financial Holding Company Limited (Financials, Diversified financial services)	9,560	8,123
		25,965,107
Thailand: 2.30%
Bangkok Commercial Asset Management PCL NVDR (Financials, Capital markets)	82,700	48,049
Bangkok Dusit Medical Services PCL (Health care, Health care providers & services)	191,900	126,784
BTS Group Holdings PCL (Industrials, Road & rail)	135,600	36,969
Bumrungrad Hospital PCL (Health care, Health care providers & services)	21,500	91,558
Carabao Group PCL (Consumer staples, Beverages)	52,500	176,209
Charoen Pokphand Foods PCL (Consumer staples, Food products)	162,500	114,550
CP All PCL (Consumer staples, Food & staples retailing)	22,900	39,671
Delta Electronics Thailand PCL (Information technology, Electronic equipment, instruments & components)	7,300	96,933
Electricity Genera PCL (Utilities, Independent power & renewable electricity producers)	26,200	128,823
Global Power Synergy PCL (Utilities, Independent power & renewable electricity producers)	16,200	35,244
Home Product Center PCL (Consumer discretionary, Specialty retail)	55,700	22,464
Indorama Ventures PCL (Materials, Chemicals)	98,700	114,598
Intouch Holdings PCL (Communication services, Wireless telecommunication services)	116,800	252,010
Krung Thai Bank PCL (Financials, Banks)	572,800	191,497
Krungthai Card PCL (Financials, Consumer finance)	104,300	165,414
Land & Houses PCL (Real estate, Real estate management & development)	889,567	219,897
Muangthai Leasing PCL (Financials, Consumer finance)	1,200	1,990
Osotspa PCL (Consumer staples, Beverages)	134,300	127,251
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	31,800	106,483
PTT Global Chemical PCL (Materials, Chemicals)	64,300	106,924
PTT PCL (Energy, Oil, gas & consumable fuels)	127,900	134,090
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent power & renewable electricity producers)	44,400	56,881
SCG Packaging PCL (Consumer staples, Containers & packaging)	83,200	152,625
Siam Commercial Bank PCL (Financials, Banks)	97,000	350,180
Sri Trang Gloves Thailand PCL (Health care, Health care equipment & supplies)	352,400	313,732
Srisawad Power 1979 PCL (Financials, Diversified financial services)	80,940	143,737
Thai Oil PCL (Energy, Oil, gas & consumable fuels)	8,900	12,211
Thai Union Group PCL (Consumer staples, Food products)	711,800	416,128
The Siam Cement PCL (Materials, Construction materials)	15,300	168,664
		3,951,566
See accompanying notes to portfolio of investments

22  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Turkey: 0.54%
Akbank TAS (Financials, Banks)	327,434	$ 155,964
Bim Birlesik Magazalar AS (Consumer staples, Food & staples retailing)	9,423	47,775
Eregli Demir ve Celik Fabrikalari TAS (Materials, Metals & mining)	10,057	16,561
Ford Otomotiv Sanayi AS (Consumer discretionary, Automobiles)	11,774	211,598
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial conglomerates)	100,344	92,000
Turkcell Iletisim Hizmetleri AS (Communication services, Wireless telecommunication services)	98,988	138,471
Turkiye Garanti Bankasi AS (Financials, Banks)	163,313	136,251
Turkiye Is Bankasi Class C AS (Financials, Banks)	261,232	125,264
		923,884
Total Common stocks (Cost $148,387,120)		159,818,494

	Dividend yield
Preferred stocks: 2.38%
Brazil: 1.92%
Banco Bradesco SA (Financials, Banks)	2.64%	139,131	492,738
Bradespar SA (Financials, Banks)	5.13	37,169	328,923
Centrais Elétricas Brasileiras SA-Eletrobras Class B (Utilities, Electric utilities)	3.39	47,400	270,226
Companhia Energetica de Minas Gerais SA (Utilities, Electric utilities)	2.17	139,706	326,536
Companhia Paranaense de Energia-Copel Class B (Utilities, Electric utilities)	2.81	117,300	128,111
Gerdau SA (Materials, Metals & mining)	1.66	51,200	234,969
Itau Unibanco Holding SA (Financials, Banks)	0.15	111,970	445,741
Itaúsa SA (Financials, Banks)	0.45	283,061	486,886
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	2.69	110,500	578,460
			3,292,590
South Korea: 0.46%
LG Household & Health Care Limited (Consumer staples, Personal products)	1.86	192	96,163
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	0.59	12,913	696,346
			792,509
Total Preferred stocks (Cost $4,289,353)			4,085,099

Expiration date
Rights: 0.00%
China: 0.00%
CIFI Holdings (Group) Company Limited (Real estate, Real estate management & development) ♦†	12-31-2099	2,400	13
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  23

Portfolio of investments—November 30, 2021 (unaudited)

	Expiration date	Shares	Value
Thailand: 0.00%
Charoen Pokphand Foods PCL (Consumer staples, Food products) ♦†	12-31-2099	2,321	$ 0
CP All PCL NVDR (Consumer staples, Food & staples retailing) ♦†	12-31-2099	1,527	0
			0
Total Rights (Cost $0)			13

		Yield
Short-term investments: 4.20%
Investment companies: 4.20%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	7,195,307	7,195,307
Total Short-term investments (Cost $7,195,307)				7,195,307
Total investments in securities (Cost $159,871,780)	99.76%			171,098,913
Other assets and liabilities, net	0.24			414,902
Total net assets	100.00%			$171,513,815

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,365,153	$59,266,366	$(57,436,212)	$0	$0	$7,195,307	7,195,307	$1,064
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	138	12-17-2021	$8,608,426	$8,364,870	$0	$(243,556)
See accompanying notes to portfolio of investments

24  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee.. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  25

Notes to portfolio of investments—November 30, 2021 (unaudited)

Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

26  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Notes to portfolio of investments—November 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$4,101,204	$0	$0	$4,101,204
Chile	460,904	320,058	0	780,962
China	11,794,685	39,956,866	0	51,751,551
Colombia	217,082	0	0	217,082
Cyprus	0	276,736	0	276,736
Czech Republic	0	174,152	0	174,152
Egypt	30,912	0	0	30,912
Greece	0	583,439	0	583,439
Hong Kong	810,517	5,304,587	93,614	6,208,718
Hungary	449,478	493,606	0	943,084
India	0	19,601,089	0	19,601,089
Indonesia	0	2,517,227	0	2,517,227
Kuwait	0	1,411,621	0	1,411,621
Luxembourg	415,796	0	0	415,796
Malaysia	2,451,402	1,600,381	0	4,051,783
Mexico	3,631,230	0	0	3,631,230
Netherlands	0	322,009	0	322,009
Peru	169,448	0	0	169,448
Philippines	454,561	1,045,686	0	1,500,247
Poland	463,964	841,888	0	1,305,852
Russia	115,193	3,541,266	0	3,656,459
South Africa	2,997,749	2,329,660	0	5,327,409
South Korea	250,886	19,741,035	8,006	19,999,927
Taiwan	0	25,965,107	0	25,965,107
Thailand	729,860	3,221,706	0	3,951,566
Turkey	660,149	263,735	0	923,884
Preferred stocks
Brazil	3,292,590	0	0	3,292,590
South Korea	0	792,509	0	792,509
Rights
China	0	13	0	13
Thailand	0	0	0	0
Short-term investments
Investment companies	7,195,307	0	0	7,195,307
Total assets	$40,692,917	$130,304,376	$101,620	$171,098,913
Liabilities
Futures contracts	$243,556	$0	$0	$243,556
Total liabilities	$243,556	$0	$0	$243,556
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended November 30, 2021, the Portfolio had no material transfers into/out of Level 3.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  27